SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 3,705	$ 0
Weighted average interest rate of lease liabilities	5.70%
Statement that lessee accounts for short-term leases using recognition exemption	In accordance with IFRS 16.5(b), an election is being taken to not recognize a ROU asset and lease liability for leases for which the underlying asset is of low value, which is defined to mean less than $5,000 USD when new.
Property, plant and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right to use of assets	$ 4,464
Other liabilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	4,439
Prepaid expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ (25)